Disclosure of details about currency of receivables (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Receivables	$ 3,376,411	$ 4,842,733
Canadian Dollars [Member]
Statement [Line Items]
Receivables	280,925	48,448
US Dollars [Member]
Statement [Line Items]
Receivables	3,040,347	4,744,825
Turkish Lira [Member]
Statement [Line Items]
Receivables	24,535	41,785
Swedish Krona [Member]
Statement [Line Items]
Receivables	29,575	6,824
Other [Member]
Statement [Line Items]
Receivables	$ 1,029	$ 851